Convertible Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Convertible Debt

5. Convertible Debt

PIPE Notes

On June 28, 2023, Data Knights and certain investors (the “Purchasers”) entered into a Securities Purchase Agreement pursuant to which Data Knights issued and sold to the Purchasers senior secured convertible notes (the “PIPE Notes”), which are convertible into shares of our common stock, par value $0.0001 per share (“Common Stock”), at the Purchasers’ election at a conversion price equal to the lower of (i) $10.00 per share, or (ii) 92.5% of the lowest volume weighted average trading price for the ten (10) Trading Days immediately preceding the conversion date. The PIPE Notes matured on the first anniversary of the issuance date, or November 7, 2024. The majority of the PIPE Notes holders have elected to convert their PIPE Notes into shares of Common Stock. As of March 31, 2025 the PIPE Notes have not been repaid or converted and remain outstanding.

The Company elected the fair value option (“FVO”) of accounting for its PIPE Notes. The estimated fair value adjustment is presented as a single line item within other (income) expense, net in the accompanying condensed consolidated statements of operations under the caption change in fair value of PIPE Notes. As of March 31, 2025 and December 31, 2024, the fair value of the PIPE Notes was $1.6 million and $1.7 million, respectively, which is included in current liabilities on the condensed consolidated balance sheets.

Shareholder Loans

From January to June 2024, the Company received gross proceeds of $1.6 million in connection with shareholder loans with a related party investor which are convertible into 2,123,312 shares of Common Stock at a conversion price of $0.7535 per share. These loans do not bear interest and mature one year from issuance. The balance of $1.6 million is included in loan – related party on the condensed consolidated balance sheet as of March 31, 2025 and December 31, 2024.

Yorkville Note

On June 17, 2024, the Company entered into a Standby Equity Purchase Agreement (“SEPA”) with YA II PN, LTD, a Cayman Islands exempt limited partnership managed by Yorkville Advisors Global, LP (“Yorkville”) (see Note 7). Upon entry into the SEPA, the Company issued Yorkville a $1.5 million convertible promissory note for $1.35 million in cash (after a 10% original issue discount) (the “Yorkville Note”). The Yorkville Note does not bear interest and matures on June 17, 2025. The Yorkville Note is convertible by Yorkville into shares of Common Stock at an aggregate purchase price based on a price per share equal to the lower of (a) $1.3408 per share (subject to downward reset upon the filing of the resale registration statement described below) or (b) 90% of the lowest daily volume-weighted average price (“VWAP”) of the Common Stock on Nasdaq during the seven trading days immediately prior to each conversion (the “Variable Price”), but which Variable Price may not be lower than the Floor Price then in effect. The “Floor Price” is $0.28 per share, subject to the Company’s option to reduce the Floor Price to any amounts set forth in a written notice to Yorkville. Upon the occurrence and during the continuation of an event of default (as defined in the Yorkville Note), the Yorkville Note will become immediately due and payable. The issuance of the Common Stock upon conversion of the note and otherwise under the SEPA is capped at 19.9% of the outstanding Common Stock as of June 18, 2024. Further, the note and SEPA include a beneficial ownership blocker for Yorkville such that Yorkville may not be deemed the beneficial owner of more than 4.99% of Common Stock. The Company’s failure to file its Form 10-Q for the fiscal quarter ended June 30, 2024 by August 14, 2024 was an event of default under the Yorkville Note. A further event of default occurred as a result of the Company’s failure to file a registration statement with the SEC for the resale by Yorkville of the shares of Common Stock issuable under the SEPA by August 30, 2024 (see Note 6). Upon any event of default, the interest rate increases to 18% and the full unpaid principal amount may become immediately due and payable at Yorkville’s election. As of March 31, 2025 and December 31, 2024, the Company has not accrued any payments related to these events of default.

The Company elected the FVO of accounting for the Yorkville Note. The estimated fair value adjustment is presented as a single line item within other (income) expense, net in the accompanying condensed consolidated statements of operations under the caption change in fair value of Yorkville Note.

On December 20, 2024, Yorkville provided notice specifying their request to convert $0.2 million of outstanding principal into 245,007 shares of Common Stock, which was based on the Variable Price of $0.8163. As of December 31, 2024, the Company had not yet issued the 245,007 shares of Common Stock, and the fair value of $0.3 million was recorded as an equity forward sale contract and included in additional paid-in-capital in stockholders’ deficit in the condensed consolidated balance sheets as it met the criteria for equity accounting under ASC 815. These shares were issued to Yorkville on January 22, 2025.

On January 23, 2025, Yorkville provided notice specifying their request to convert $0.6 million of outstanding principal into 650,026 shares of Common Stock, which was based on the Variable Price of $0.9230. These shares were issued to Yorkville on January 24, 2025, and reclassified to stockholders’ deficit at fair value of $0.9 million in the condensed consolidated balance sheet as of March 31, 2025.

On January 27, 2025, Yorkville provided notice specifying their request to convert $0.2 million of outstanding principal into 216,675 shares of Common Stock, which was based on the Variable Price of $0.9230. These shares were issued to Yorkville on January 28, 2025, and reclassified to stockholders’ deficit at fair value of $0.2 million in the condensed consolidated balance sheet as of March 31, 2025.

As of March 31, 2025 and December 31, 2024, the fair value of the Yorkville Note was $0.6 million and $1.7 million, respectively, which is included in current liabilities on the condensed consolidated balance sheets.

7. Convertible Debt

PIPE Notes

In June 2023, the Company entered into the PIPE SPA in which the Company was required to sell senior secured convertible notes and warrants to directors of the Company. The PIPE SPA stipulates a collateral security agreement between the Company and the directors for punctual payment and performance by the Company on its obligations to the Directors. The intellectual property of the Company serves as the collateral for the PIPE Notes. The PIPE Notes and related warrants were issued through a PIPE financing transaction, which is a form of debt and equity offering under an exemption in the securities laws for qualifying private placements by issuers of publicly traded securities. On November 7, 2023, the Company received a total of $1.5 million from the directors in exchange for PIPE Notes in the aggregate principal amount of $1.6 million (plus accrued interest of $0.1 million) and 95,745 warrants to acquire Common Stock. The PIPE Notes are convertible into shares of Common Stock at the PIPE Investor’s election at a conversion price equal to the lower of (i) $10.00 per share, and (ii) 92.5% of the lowest VWAP for the ten (10) trading days immediately preceding the conversion date, subject to the floor price of $1.14 (representing 20% of the closing price of the Common Stock on the last trading day before the closing of the Business Combination), or the alternative conversion ratio of the greater of the floor price and the lesser of 80% of the VWAP of the common stock as of the trading day and 80% of the price computed as the quotient of the sum of the VWAP of the Common Stock for each of the three trading days with the lowest VWAP of the Common Stock during the fifteen consecutive trading day period ending and including the trading day immediately preceding the delivery or deemed delivery of the applicable conversion notice, divided by three. All such determinations are to be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the Common Stock. The PIPE Notes mature on the first anniversary of the issuance date, or November 7, 2024. As of December 31, 2024, the PIPE Notes have not been repaid or converted and remain outstanding.

The Company elected the FVO of accounting for its PIPE Notes. Under the FVO election, the financial instrument is initially measured at its issue-date estimated fair value and subsequently remeasured at estimated fair value on a recurring basis at each reporting period date. The estimated fair value adjustment is presented as a single line item within other (income) expenses, net in the accompanying consolidated statements of operations under the caption change in fair value of pipe notes.

As of December 31, 2024 and 2023 the fair value of the PIPE Notes was $1.7 million and $1.6 million, respectively, which were included in current liabilities on the consolidated balance sheets.

Shareholder Loans

For the year ended December 31, 2024, the Company received gross proceeds of $1.6 million in connection with shareholder loans with a related party investor which are convertible into 2,123,312 shares of Common Stock at a conversion price of $0.7535 per share. These loans do not bear interest and mature one year from issuance. The balance of $1.6 million is included in loan – related party on the consolidated balance sheets as of December 31, 2024.

Helena Notes

On March 28, 2024, the Company entered into a definitive securities purchase agreement (the “Helena SPA”) with Helena Global Investment Opportunities 1 Ltd. (“Helena”), an affiliate of Helena Partners Inc., a Cayman Islands-based advisor and investor providing for up to $4.5 million in funding through a private placement for the issuance of senior secured convertible notes and warrants across multiple tranches. The Helena SPA was subsequently terminated in June 2024 prior to the closing of any tranches (the “Helena Termination Agreement”). As such, except as described below, the Helena SPA had no impact on the Company’s consolidated financial statements as of and for the year ended December 31, 2024.

Pursuant to the Helena Termination Agreement, the Company agreed to issue to Helena a warrant to purchase 50,000 shares of Common Stock at an exercise price of $1.20 per share (the “Helena Termination Warrants”) and agreed to reimburse Helena for certain reasonable and documented out-of-pocket legal fees and expenses incurred in connection with entry into the Helena SPA and Helena Termination Agreement and related documents. The Helena Termination Warrants were issued in December 2024 and the Company recorded stock warrant expense of $0.04 million in its consolidated statements of operations. See additional information on the accounting for the warrants in Note 12. The Company also incurred legal fees and expenses of $0.04 million in connection with the Helena Termination Agreement.

Yorkville Note

On June 17, 2024, the Company entered into a Standby Equity Purchase Agreement (“SEPA”) with YA II PN, LTD, a Cayman Islands exempt limited partnership managed by Yorkville Advisors Global, LP (“Yorkville”) (see Note 7). Upon entry into the SEPA, the Company issued Yorkville a $1.5 million convertible promissory note for $1.35 million in cash (after a 10% original issue discount) (the “Yorkville Note”). The Yorkville Note does not bear interest and matures on June 17, 2025. The Yorkville Note is convertible by Yorkville into shares of Common Stock at an aggregate purchase price based on a price per share equal to the lower of (a) $1.3408 per share (subject to downward reset upon the filing of the resale registration statement described below) or (b) 90% of the lowest daily volume-weighted average price (“VWAP”) of the Common Stock on Nasdaq during the seven trading days immediately prior to each conversion (the “Variable Price”), but which Variable Price may not be lower than the Floor Price then in effect. The “Floor Price” is $0.28 per share, subject to the Company’s option to reduce the Floor Price to any amounts set forth in a written notice to Yorkville. Upon the occurrence and during the continuation of an event of default (as defined in the Yorkville Note), the Yorkville Note will become immediately due and payable. The issuance of the Common Stock upon conversion of the note and otherwise under the SEPA is capped at 19.9% of the outstanding Common Stock as of June 18, 2024. Further, the note and SEPA include a beneficial ownership blocker for Yorkville such that Yorkville may not be deemed the beneficial owner of more than 4.99% of the Company’s Common Stock. The Company’s failure to file its Form 10-Q for the fiscal quarter ended June 30, 2024 by August 14, 2024 was an event of default under the Yorkville Note. A further event of default occurred as a result of the Company’s failure to file a registration statement with the SEC for the resale by Yorkville of the shares of Common Stock issuable under the SEPA by August 30, 2024 (see Note 10). Upon any event of default, the interest rate increases to 18% and the full unpaid principal amount may become immediately due and payable at Yorkville’s election. As of December 31, 2024, the Company has not accrued any payments related to these events of default.

The Company elected the FVO of accounting for the Yorkville Note. The estimated fair value adjustment is presented as a single line item within other expense (income), net in the accompanying consolidated statements of operations under the caption change in fair value of Yorkville Note.

On December 20, 2024, Yorkville provided the Company with a form of conversion notice specifying their request to convert $0.2 million of outstanding principal into 245,007 shares of the Company’s Common Stock, which was based on the Variable Price of $0.8163. As of December 31, 2024, the Company had not yet issued the 245,007 shares of Common Stock. The fair value of $0.3 million was recorded as an equity forward sale contract and was included in additional paid-in-capital in stockholders’ deficit in the consolidated balance sheets as it met the criteria for equity accounting under ASC 815. The shares were issued to Yorkville on January 22, 2025.

As of December 31, 2024, the fair value of the Yorkville Note was $1.7 million, which is included in current liabilities on the consolidated balance sheets.

Convertible Promissory Notes

The following provides disclosure on certain convertible promissory notes that existed prior to the Business Combination (the “Convertible Promissory Notes”). As a result of the Business Combination, all outstanding principal and accrued interest was converted into shares of the Company’s Common Stock, and no obligation related to the Convertible Promissory Notes remained immediately after the Business Combination. Accordingly, there were no Convertible Promissory Notes outstanding as of December 31, 2024 and 2023.

Prior to the Business Combination, the Convertible Promissory Notes bore interest at a rate of either 4% or 6% annually from the date of issuance until the outstanding principal was paid or converted. In connection with the issuance of Convertible Promissory Notes in 2022 and 2023, the Company also issued warrants at an exercise price of $1.00 per share (the “Convertible Note Warrants”). See additional information on the accounting for the warrants in Note 12.

The Company elected the FVO of accounting for its Convertible Promissory Notes. Under the FVO election, the financial instrument is initially measured at its issue-date estimated fair value and subsequently remeasured at estimated fair value on a recurring basis at each reporting period date. For the year ended December 31, 2023, the estimated fair value adjustment is presented as a single line item within other (income) expenses, net in the accompanying consolidated statements of operations under the caption change in fair value of convertible debt. There was no change in fair value of convertible debt during the year ended December 31, 2024, as the Convertible Promissory Notes no longer existed after the Business Combination.